Cover	Jan. 20, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 20, 2026
Entity Registrant Name	FNB CORP/PA/
Entity Incorporation, State or Country Code	PA
Entity File Number	001-31940
Entity Tax Identification Number	25-1255406
Entity Address, Address Line One	626 Washington Place,
Entity Address, City or Town	Pittsburgh,
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15219
City Area Code	800
Local Phone Number	555-5455
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	FNB
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000037808
Amendment Flag	false